Commodity Taxes Recoverable and Other Receivables	12 Months Ended
Jul. 31, 2020
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity Taxes Recoverable and Other Receivables

6. Commodity Taxes Recoverable and Other Receivables

	July 31, 2020	July 31, 2019
Commodity taxes recoverable	$12,821	$14,415
Accrued interest income	—	570
Lease receivable - current (1)	630	—
Other receivables	3,282	262
Total	$16,733	$15,247

(1) A related party capital lease receivable related to Truss Limited Partnership (Note 26).